Taxation - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 30, 2023	Feb. 28, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Brazil tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			$ 40	$ 39
Columbian tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			8	8
Legal proceedings provision					$ 34
Income taxes paid (refund)	$ 3	$ 25
Tax effect of foreign tax rates		$ 6
Penalties not provided for			8	8
Guinea tax authority
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			8
Tanzania revenue authority | Provision for income tax
Disclosure of contingent liabilities [line items]
Loss contingency, damages sought			354	369
Loss contingency, damages paid under protest			$ 22	$ 23